Annual Total Returns- Vanguard Russell 1000 Value Index Fund (ETF) [BarChart] - ETF - Vanguard Russell 1000 Value Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.23%	17.35%	32.31%	13.31%	(3.90%)	17.03%	13.55%	(8.32%)	26.50%	2.68%